Marketable Securities And Short Term Investments (Schedule Of Available-For-Sale Securities Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities And Short Term Investments [Abstract]
Within One year	$ 2,466
1 to 2 years	6,079
2 to 3 years	4,128
Fair value	$ 12,672	$ 17,098